FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Credit risk management (Details) - Credit risk management - 90 days past due	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade receivables past due (as a percent)	2.80%	3.00%
Trade receivables past due which had an established allowance for doubtful accounts (as a percent)	4.10%	4.30%